OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 100.8%	Shares	Value
Consumer Discretionary - 24.1%
Hotels, Restaurants & Leisure - 7.2%
Cheesecake Factory, Inc. (The) (a)	2,292,000	$68,966,280
Chipotle Mexican Grill, Inc. - Class A (a)	289,000	78,714,930
McDonald's Corp.	400,000	30,436,000
Panera Bread Co. - Class A (a)	1,250,000	158,750,000
PF Chang's China Bistro, Inc.	500,000	23,095,000
Starbucks Corp.	1,370,000	50,621,500
		410,583,710
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	500,000	90,065,000

Leisure Equipment & Products - 0.4%
Hasbro, Inc.	456,000	21,359,040

Media - 0.9%
Comcast Corp. - Class A	1,050,000	25,956,000
Gannett Co., Inc.	300,000	4,569,000
McClatchy Co. (The) - Class A (a)	143,000	486,200
McGraw-Hill Cos., Inc. (The)	500,000	19,700,000
		50,711,200
Multiline Retail - 2.9%
Dollar Tree, Inc. (a)	910,000	50,523,200
Family Dollar Stores, Inc.	750,000	38,490,000
Kohl's Corp.	1,000,000	53,040,000
Target Corp.	500,000	25,005,000
		167,058,200
Specialty Retail - 9.2%
Aéropostale, Inc. (a)	5,174,000	125,831,680
American Eagle Outfitters, Inc.	2,000,000	31,780,000
AutoZone, Inc. (a)	195,000	53,344,200
Bed Bath & Beyond, Inc. (a)	2,250,000	108,607,500
Best Buy Co., Inc.	1,500,000	43,080,000
GameStop Corp. - Class A (a)	800,000	18,016,000
RadioShack Corp.	1,000,000	15,010,000
Ross Stores, Inc.	650,000	46,228,000
TJX Cos., Inc. (The)	1,750,000	87,027,500
		528,924,880
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	400,000	20,816,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.8% (Continued)	Shares	Value
Consumer Discretionary - 24.1% (Continued)
Textiles, Apparel & Luxury Goods - 1.9% (Continued)
Gildan Activewear, Inc. - Class A	323,000	$10,584,710
NIKE, Inc. - Class B	500,000	37,850,000
Under Armour, Inc. - Class A (a)	595,000	40,489,750
		109,740,460
Consumer Staples - 9.4%
Beverages - 2.6%
Coca-Cola Co. (The)	1,000,000	66,350,000
PepsiCo, Inc.	1,250,000	80,512,500
		146,862,500
Food & Staples Retailing - 2.1%
Walgreen Co.	1,500,000	60,210,000
Whole Foods Market, Inc.	921,000	60,693,900
		120,903,900
Food Products - 0.6%
Campbell Soup Co.	1,055,000	34,931,050

Household Products - 4.1%
Clorox Co. (The)	1,480,000	103,703,600
Colgate-Palmolive Co.	787,000	63,558,120
Kimberly-Clark Corp.	1,000,000	65,270,000
		232,531,720
Energy - 2.8%
Energy Equipment & Services - 1.2%
Dresser-Rand Group, Inc. (a)	400,000	21,448,000
Ensco plc - ADR	400,000	23,136,000
Rowan Cos., Inc. (a)	589,000	26,022,020
		70,606,020
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	250,000	26,857,500
ConocoPhillips	250,000	19,965,000
Holly Energy Partners, L.P.	12,000	696,000
Marathon Oil Corp.	300,000	15,993,000
Murphy Oil Corp.	367,000	26,945,140
		90,456,640
Financials - 2.6%
Consumer Finance - 0.1%
World Acceptance Corp. (a)	100,000	6,520,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.8% (Continued)	Shares	Value
Financials - 2.6% (Continued)
Insurance - 2.5%
ACE Ltd.	750,000	$48,525,000
Assurant, Inc.	261,000	10,051,110
Berkshire Hathaway, Inc. - Class B (a)	375,000	31,361,250
Chubb Corp. (The)	526,000	32,249,060
Cincinnati Financial Corp.	162,000	5,313,600
Progressive Corp. (The)	622,000	13,142,860
		140,642,880
Health Care - 35.5%
Biotechnology - 3.4%
Amgen, Inc. (a)	1,250,000	66,812,500
Biogen Idec, Inc. (a)	1,500,000	110,085,000
Gilead Sciences, Inc. (a)	400,000	16,976,000
		193,873,500
Health Care Equipment & Supplies - 6.1%
Align Technology, Inc. (a)	1,500,000	30,720,000
ArthroCare Corp. (a)	476,000	15,869,840
Becton, Dickinson and Co.	300,000	23,886,000
C.R. Bard, Inc.	250,000	24,827,500
Cyberonics, Inc. (a)	1,000,000	31,810,000
IDEXX Laboratories, Inc. (a)	353,000	27,258,660
Integra LifeSciences Holdings Corp. (a)	300,000	14,226,000
Medtronic, Inc.	1,000,000	39,350,000
ResMed, Inc. (a)	500,000	15,000,000
Stryker Corp.	750,000	45,600,000
Varian Medical Systems, Inc. (a)	1,000,000	67,640,000
Zimmer Holdings, Inc. (a)	156,000	9,442,680
		345,630,680
Health Care Providers & Services - 7.9%
Amedisys, Inc. (a)	146,000	5,110,000
CIGNA Corp.	750,000	33,210,000
Humana, Inc. (a)	2,500,000	174,850,000
Laboratory Corp. of America Holdings (a)	850,000	78,310,500
Patterson Cos., Inc.	806,000	25,945,140
UnitedHealth Group, Inc.	1,750,000	79,100,000
WellPoint, Inc.	800,000	55,832,000
		452,357,640
Life Sciences Tools & Services - 6.2%
Caliper Life Sciences, Inc (a)	1,750,000	11,830,000
Illumina, Inc. (a)	1,500,000	105,105,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.8% (Continued)	Shares	Value
Health Care - 35.5% (Continued)
Life Sciences Tools & Services - 6.2% (Continued)
Life Technologies Corp. (a)	2,250,000	$117,945,000
Pharmaceutical Product Development, Inc.	500,000	13,855,000
Waters Corp. (a)	1,240,000	107,756,000
		356,491,000
Pharmaceuticals - 11.9%
Abbott Laboratories	1,500,000	73,575,000
AstraZeneca plc - ADR	3,750,000	172,950,000
Bristol-Myers Squibb Co.	1,500,000	39,645,000
Endo Pharmaceuticals Holdings, Inc. (a)	3,000,000	114,480,000
Forest Laboratories, Inc. (a)	150,000	4,845,000
Impax Laboratories, Inc. (a)	339,000	8,627,550
Johnson & Johnson	1,250,000	74,062,500
Merck & Co., Inc.	2,250,000	74,272,500
Novartis AG - ADR	619,000	33,642,650
Pfizer, Inc.	2,500,000	50,775,000
Shire plc - ADR	183,000	15,939,300
Valeant Pharmaceuticals International, Inc.	400,000	19,924,000
		682,738,500
Industrials - 2.2%
Airlines - 0.3%
AirTran Holdings, Inc. (a)	425,000	3,166,250
US Airways Group, Inc. (a)	1,500,000	13,065,000
		16,231,250
Construction & Engineering - 0.7%
Fluor Corp.	534,000	39,334,440

Machinery - 1.2%
Joy Global, Inc.	550,000	54,345,500
Timken Co.	331,000	17,311,300
		71,656,800
Information Technology - 21.3%
Communications Equipment - 2.2%
ADTRAN, Inc.	290,000	12,313,400
Cisco Systems, Inc.	3,150,000	54,022,500
InterDigital, Inc.	210,000	10,019,100
QUALCOMM, Inc.	850,000	46,605,500
		122,960,500
Computers & Peripherals - 6.0%
Apple, Inc. (a)	125,000	43,556,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.8% (Continued)	Shares	Value
Information Technology - 21.3% (Continued)
Computers & Peripherals - 6.0% (Continued)
Dell, Inc. (a)	4,000,000	$58,040,000
NetApp, Inc. (a)	1,200,000	57,816,000
QLogic Corp. (a)	2,168,000	40,216,400
SanDisk Corp. (a)	1,000,000	46,090,000
STEC, Inc. (a)	650,000	13,058,500
Synaptics, Inc. (a)	3,135,000	84,707,700
		343,484,850
Electronic Equipment & Instruments - 0.0%
FUJIFILM Holdings Corp. - ADR	49,400	1,531,894

Internet Software & Services - 2.1%
eBay, Inc. (a)	2,500,000	77,600,000
j2 Global Communications, Inc. (a)	252,000	7,436,520
VistaPrint N.V. (a)	691,000	35,862,900
		120,899,420
IT Services - 1.5%
Amdocs Ltd. (a)	185,000	5,337,250
Cognizant Technology Solutions Corp. - Class A (a)	500,000	40,700,000
iGATE Corp.	100,000	1,877,000
Sapient Corp. (a)	2,000,000	22,900,000
Syntel, Inc.	70,000	3,656,100
Western Union Co. (The)	500,000	10,385,000
		84,855,350
Semiconductors & Semiconductor Equipment - 5.4%
Altera Corp.	1,265,000	55,685,300
Broadcom Corp. - Class A	650,000	25,597,000
First Solar, Inc. (a)	500,000	80,420,000
Microchip Technology, Inc.	264,000	10,034,640
Novellus Systems, Inc. (a)	110,000	4,084,300
SunPower Corp. - Class A (a)	2,700,000	46,278,000
Teradyne, Inc. (a)	1,170,000	20,837,700
Xilinx, Inc.	2,000,000	65,600,000
		308,536,940
Software - 4.1%
BMC Software, Inc. (a)	1,000,000	49,740,000
Check Point Software Technologies Ltd. (a)	1,500,000	76,575,000
Intuit, Inc. (a)	1,000,000	53,100,000
Microsoft Corp.	2,000,000	50,720,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.8% (Continued)	Shares	Value
Information Technology - 21.3% (Continued)
Software - 4.1% (Continued)
TIBCO Software, Inc. (a)	227,000	$6,185,750
		236,320,750
Materials - 1.4%
Chemicals - 0.3%
BASF SE - ADR	76,800	6,666,240
CF Industries Holdings, Inc.	70,000	9,575,300
		16,241,540
Containers & Packaging - 0.6%
Ball Corp.	632,000	22,657,200
Rock-Tenn Co. - Class A	101,000	7,004,350
Sealed Air Corp.	176,000	4,692,160
		34,353,710
Metals & Mining - 0.5%
Newmont Mining Corp.	500,000	27,290,000

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	1,000,000	38,540,000

Wireless Telecommunications Services - 0.8%
China Mobile Ltd. - ADR	1,000,000	46,240,000

Total Common Stocks (Cost $4,889,532,073)		$5,761,465,964

PUT OPTION CONTRACTS - 2.1%	Contracts	Value
Nasdaq 100 Index Option, 04/16/2011 at $1,800	2,000	$40,000
Nasdaq 100 Index Option, 04/16/2011 at $2,250	725	662,650
Russell 2000 Index Option, 05/21/2011 at $800	8,000	10,312,000
S&P 500 Index Option, 05/21/2011 at $1,320	35,000	105,980,000
Total Put Option Contracts (Cost $135,288,356)		$116,994,650

Total Investments at Value - 102.9% (Cost $5,024,820,429)		$5,878,460,614

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.3%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	274,842,462	$274,842,462
First American Treasury Obligations Fund - Class Y, 0.00% (b)	487,948,361	487,948,361
Total Money Market Funds (Cost $762,790,823)		$762,790,823

Total Investments and Money Market Funds at Value - 116.2% (Cost $5,787,611,252)		$6,641,251,437

Liabilities in Excess of Other Assets - (16.2%)		(926,451,422)

Net Assets - 100.0%		$5,714,800,015

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2011 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
04/16/2011 at $1,800	2,000	$107,756,000	$93,202,551
Russell 2000 Index Option,
04/16/2011 at $620	8,000	178,384,000	143,189,484
S&P 500 Index Option,
04/16/2011 at $980	20,000	690,000,000	635,973,710
S&P 500 Index Option,
05/21/2011 at $1,030	7,500	220,312,500	210,330,141
Total Written Option Contracts		$1,196,452,500	$1,082,695,886

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 7.9%	Shares	Value
Materials - 7.5%
Metals & Mining - 7.5%
Agnico-Eagle Mines Ltd.	540,000	$35,829,000
AngloGold Ashanti Ltd. - ADR	500,000	23,975,000
Barrick Gold Corp.	611,000	31,717,010
Compania De Minas Buenaventura S.A. - ADR	500,000	21,485,000
Gold Fields Ltd. - ADR	160,000	2,793,600
Goldcorp, Inc.	300,000	14,940,000
Harmony Gold Mining Co. Ltd. - ADR	700,000	10,409,000
Newmont Mining Corp.	500,000	27,290,000
Randgold Resources Ltd. - ADR (a)	175,000	14,269,500
Stillwater Mining Co. (a)	10,000	229,300
		182,937,410
Utilities - 0.4%
Electric Utilities - 0.2%
Pepco Holdings, Inc.	136,000	2,536,400
Pinnacle West Capital Corp.	57,000	2,439,030
		4,975,430
Multi-Utilities - 0.2%
Ameren Corp.	43,000	1,207,010
DTE Energy Co.	54,000	2,643,840
		3,850,850

Total Common Stocks (Cost $180,047,002)		$191,763,690

U.S. TREASURY OBLIGATIONS - 69.1%	Par Value	Value
U.S. Treasury Bills (b) - 24.8%
0.16%, due 04/07/2011	$500,000,000	$499,998,500
0.15%, due 05/05/2011	100,000,000	99,996,500
		599,995,000
U.S. Treasury Bonds - 11.7%
4.25%, due 05/15/2039	25,000,000	23,984,375
4.75%, due 02/15/2041	250,000,000	259,882,750
		283,867,125

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 69.1% (Continued)	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 5.2%
2.00%, due 04/15/2012	$27,127,500	$28,384,263
2.00%, due 07/15/2014	29,203,250	32,077,959
2.375%, due 01/15/2027	16,377,900	18,277,998
2.50%, due 01/15/2029	41,022,800	46,596,117
		125,336,337
U.S. Treasury Notes - 27.4%
3.00%, due 08/31/2016	75,000,000	77,343,750
2.625%, due 11/15/2020	300,000,000	279,984,300
3.625%, due 02/15/2021	300,000,000	304,312,500
		661,640,550

Total U.S. Treasury Obligations (Cost $1,665,508,845)		$1,670,839,012

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
CurrencyShares British Pound Sterling Trust (a) (c)	100,000	$15,952,990
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,672,000
Total Exchange-Traded Funds (Cost $22,697,300)		$25,624,990

Total Investments at Value - 78.1% (Cost $1,868,253,147)		$1,888,227,692

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 20.1%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (d)	111,003,468	$111,003,468
First American Treasury Obligations Fund - Class Y, 0.00% (d)	375,820,072	375,820,072
Total Money Market Funds (Cost $486,823,540)	$486,823,540

Total Investments and Money Market Funds at Value - 98.2% (Cost $2,355,076,687)	$2,375,051,232

Other Assets in Excess of Liabilities - 1.8%	43,784,223

Net Assets - 100.0%	$2,418,835,455

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS - 63.3%	Shares	Value
Argentina - 1.5%
Irsa Inversiones y Representaciones S.A. - ADR	25,000	$346,500
Telecom Argentina S.A. - ADR	21,000	520,800
		867,300
Australia - 1.0%
Cochlear Ltd. (a)	6,000	514,876
Telstra Corp. Ltd. - ADR	5,000	72,200
		587,076
Belgium - 1.0%
Mobistar S.A. (a)	8,000	554,338

Brazil - 3.0%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	12,000	704,880
Companhia Energetica De Minas Gerais - ADR	25,000	481,750
Companhia Paranaense de Energia-Copel - ADR	7,500	208,425
Gol Linhas Aereas Inteligentes S.A. - ADR (b)	17,500	240,275
Telecomunicações de São Paulo S.A. - ADR	3,000	73,890
		1,709,220
Canada - 1.8%
Alimentation Couche-Tard, Inc. - Class B	20,000	525,838
Tim Hortons, Inc. - ADR	11,500	521,065
		1,046,903
Chile - 0.9%
Embotelladora Andina S.A. - ADR	200	5,852
Empresa Nacional de Electricidad S.A. - ADR	6,000	333,720
Enersis S.A. - ADR	8,000	166,560
		506,132
China - 2.5%
3SBio, Inc. - ADR (b)	25,000	432,250
China Petroleum and Chemical Corp. - ADR	4,000	402,320
JA Solar Holdings Co. Ltd. - ADR (b)	20,000	140,000
Mindray Medical International Ltd. - ADR (b)	2,000	50,400
Trina Solar Ltd. - ADR (b)	7,500	225,900
Yue Yuen Industrial (Holdings) Ltd. - ADR	12,000	191,280
		1,442,150
Denmark - 1.3%
H. Lundbeck A/S (a)	32,000	740,466

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.3% (Continued)	Shares	Value
France - 8.1%
Alten (a)	12,000	$452,573
Casino Guichard-Perrachon S.A. (a)	4,750	449,723
Cegid Group	10,000	301,892
Dassault Systemes S.A. - ADR	4,750	366,890
L'Oréal S.A. (a)	3,600	419,475
Metropole Television S.A. (a)	17,500	457,435
Norbert Dentressangle S.A.	7,000	750,648
Rallye S.A. (a)	13,500	610,285
Sanofi-Aventis - ADR	12,600	443,772
Zodiac Aerospace (a)	5,000	364,280
		4,616,973
Germany - 4.4%
Axel Springer AG	4,000	646,588
CENTROTEC Sustainable AG (a) (b)	20,000	624,470
Puma AG Rudolf Dassler Sport	350	102,661
SAP AG - ADR	10,300	632,008
Software AG (a)	3,000	495,337
		2,501,064
India - 1.1%
Infosys Technologies Ltd. - ADR	5,000	358,500
Wipro Ltd. - ADR	17,500	256,375
		614,875
Israel - 0.3%
Partner Communications Co. Ltd. - ADR	10,000	190,100

Italy - 1.8%
Autogrill S.P.A. (a) (b)	30,000	421,944
Recordati S.P.A. (a)	60,000	603,168
		1,025,112
Japan - 10.1%
ABC-MART, Inc. (a)	13,000	473,322
AEON Co. Ltd. (a)	40,000	463,471
Central Japan Railway Co. (a)	35	277,435
Don Quijote Co. Ltd. (a)	20,000	631,106
Honeys Co. Ltd. (a)	40,000	426,205
KDDI Corp. (a)	95	587,319
Mochida Pharmaceutical Co. Ltd. (a)	50,000	591,814
Nintendo Co. Ltd. - ADR	12,500	421,750
Nitori Holdings Co. Ltd. (a)	2,000	175,635
NTT DOCOMO, Inc. (a)	275	480,051

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.3% (Continued)	Shares	Value
Japan - 10.1% (Continued)
Sundrug Co. Ltd (a)	25,000	$711,989
Takeda Pharmaceutical Co. Ltd. (a)	10,500	489,855
		5,729,952
Korea - 0.7%
LG Display Co. Ltd. - ADR	24,000	377,520

Mexico - 1.0%
América Móvil S.A.B. de C.V. - Series A - ADR	10,000	576,500

Netherlands - 0.4%
Unilever N.V. - ADR	8,000	250,880

Norway - 1.2%
Tomra Systems ASA (a)	85,000	693,879

Philippines - 0.2%
Philippine Long Distance Telephone Co. - ADR	2,000	107,000

Portugal - 0.9%
Portugal Telecom, SGPS, S.A. - ADR	45,000	523,350

Sweden - 2.5%
Alfa Laval AB (a)	13,600	295,438
Axfood AB	3,000	111,752
Hennes & Mauritz AB - B Shares (a)	14,100	468,133
Securitas AB - Class B (a)	40,000	475,963
Telefonaktiebolaget LM Ericsson - ADR	6,000	77,160
		1,428,446
Switzerland - 3.3%
Nestlé S.A. - ADR	8,800	505,824
Novartis AG - ADR	8,500	461,975
Sonova Holding AG	3,500	311,928
Swisscom AG - ADR	6,000	267,600
Synthes, Inc. (a)	2,500	337,688
		1,885,015
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	609,000

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.3% (Continued)	Shares	Value
United Kingdom - 13.2%
Amlin plc (a)	37,500	$229,656
AstraZeneca plc - ADR	10,000	461,200
Carnival plc - ADR	6,000	237,660
Dairy Crest Group plc (a)	60,000	344,889
Ensco plc - ADR	7,500	433,800
Fidessa Group plc (a)	20,000	561,913
GlaxoSmithKline plc - ADR	11,000	422,510
Greggs plc (a)	70,000	573,557
Marks & Spencer Group plc (a)	74,000	399,463
N Brown Group plc (a)	75,000	304,908
Next plc (a)	15,000	475,963
Reckitt Benckiser Group plc - ADR	12,500	129,750
Sage Group plc (The) (a)	100,000	446,102
Scottish and Southern Energy plc (a)	25,000	505,818
Shire plc - ADR	6,000	522,600
Smith & Nephew plc - ADR	6,000	338,460
Ted Baker plc (a)	10,000	106,370
Vodafone Group plc - ADR	19,000	546,250
WS Atkins plc (a)	45,000	505,998
		7,546,867

Total Common Stocks (Cost $34,751,592)		$36,130,118

EXCHANGE-TRADED FUNDS - 5.0%	Shares	Value
iShares MSCI Austria Index Fund	25,000	$585,000
iShares MSCI Canada Index Fund	17,500	588,700
iShares MSCI Germany Index Fund	22,000	570,900
iShares MSCI Hong Kong Index Fund	27,500	520,575
iShares MSCI Sweden Index Fund	18,000	590,220
Total Exchange-Traded Funds (Cost $2,652,833)		$2,855,395

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 04/16/2011 at $1,300	10	$7,720
S&P 500 Index Option, 06/18/2011 at $1,080	75	32,100
Total Put Option Contracts (Cost $152,062)		$39,820

Total Investments at Value - 68.4% (Cost $37,556,487)		$39,025,333

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 28.2%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (c) (Cost $16,098,399)	16,098,399	$16,098,399

Total Investments and Money Market Funds at Value - 96.6% (Cost $53,654,886)		$55,123,732

Other Assets in Excess of Liabilities - 3.4%		1,931,392

Net Assets - 100.0%		$57,055,124

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $18,742,310 at March 31, 2011, representing 32.8% of net assets.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2011 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/18/2011 at $1,080	75	$1,838,400	$1,432,401

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2011 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation
Euro STOXX 50 Index Future	6/17/2011	450	$18,164,552	$(1,405,493)
FTSE 100 Index Future	6/17/2011	25	2,359,028	(144,088)
Total Futures Contracts Sold Short			$20,523,580	$(1,549,581)

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Equity Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.  Because the value of securities traded on a foreign stock exchange may be materially affected by events occurring before Hussman Strategic International Equity Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate Hussman Strategic International Equity Fund’s net asset value may differ from quoted or published prices for the same securities.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of March 31, 2011, all options held by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price or, if not available, at the mean of the bid and ask prices as of the close of regular trading on such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The fair value of securities with remaining maturities of 60 days or less may be determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

For example, options contracts purchased and written by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund are classified as Level 2 since they are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2011 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$5,761,465,964	$-	$-	$5,761,465,964
Put Option Contracts	-	116,994,650	-	116,994,650
Money Market Funds	762,790,823	-	-	762,790,823
Total Investments in Securities and Money Market Funds	$6,524,256,787	$116,994,650	$-	$6,641,251,437

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,196,452,500)	$-	$(1,196,452,500)
Total Other Financial Instruments	$-	$(1,196,452,500)	$-	$(1,196,452,500)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$191,763,690	$-	$-	$191,763,690
U.S. Treasury Obligations	-	1,670,839,012	-	1,670,839,012
Exchange-Traded Funds	25,624,990	-	-	25,624,990
Money Market Funds	486,823,540	-	-	486,823,540
Total Investments in Securities and Money Market Funds	$704,212,220	$1,670,839,012	$-	$2,375,051,232

Hussman Strategic International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$17,387,808	$18,742,310	$-	$36,130,118
Exchange-Traded Funds	2,855,395	-	-	2,855,395
Put Option Contracts	-	39,820	-	39,820
Money Market Funds	16,098,399	-	-	16,098,399
Total Investments in Securities and Money Market Funds	$36,341,602	$18,782,130	$-	$55,123,732

Other Financial Instruments:
Futures Contracts Sold Short	$(20,523,580)	$-	$-	$(20,523,580)
Written Call Option Contracts	-	(1,838,400)	-	(1,838,400)
Total Other Financial Instruments	$(20,523,580)	$(1,838,400)	$-	$(22,361,980)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because Hussman Strategic International Equity Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in the preceding discussion of valuations of foreign securities.

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  During the quarter ended March 31, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended March 31, 2011.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2011:

			Hussman
	Hussman	Hussman	Strategic
	Strategic	Strategic Total	International
	Growth Fund	Return Fund	Equity Fund
Cost of portfolio investments and option contracts	$4,710,199,693	$2,355,748,903	$52,222,485

Gross unrealized appreciation	$1,010,852,604	$33,030,256	$2,621,655
Gross unrealized depreciation	(276,253,360)	(13,727,927)	(1,558,808)

Net unrealized appreciation	$734,599,244	$19,302,329	$1,062,847

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and differing treatments of realized and unrealized gains and losses on exchange-traded funds taxed as grantor trusts.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 2, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 2, 2011

* Print the name and title of each signing officer under his or her signature.